CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 10:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

a.
The Company applies ASC 280, “Segment Reporting” (“ASC 280”). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker ("CODM"). The CODM is the Company’s Chief Executive Officer. The Company’s CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

b.	Commencing January 1, 2025, the Company operates in three new operating segments as follows:

•
Gilat Defense Division: provides secure, rapid-deployment solutions for military organizations, government agencies, and defense integrators, with a strong focus on the U.S. Department of Defense resulting from the Company’s strategic acquisition of DataPath Inc (“DPI”). By integrating technologies from Gilat, DPI, and Gilat Wavestream, the Gilat Defense Division delivers resilient battlefield connectivity with multiple layers of communication redundancy for high availability.

•
Gilat Commercial Division: provides advanced broadband satellite communication networks for IFC, Enterprise and Cellular Backhaul, supporting HTS, VHTS, and NGSO constellations with turnkey solutions for service providers, satellite operators, and enterprises. The Company’s acquisition of SBS (see Note 15) serves as the cornerstone of this division, strengthening the Company’s position in the IFC market and enabling the Company to provide cutting-edge connectivity solutions that meet the demands of passengers, airlines, and service providers worldwide.

•
Gilat Peru Division: specializes in end-to-end telco solutions, including the operation and implementation of large-scale network projects. With expertise in terrestrial fiber optic, wireless, and satellite networks, the Gilat Peru Division provides technology integration, managed networks and services, connectivity solutions, and reliable internet and voice access across the region.

c.
Information on the reportable operating segments:

The measurement of operating income (loss) in the reportable operating segments is based on the same accounting principles applied in these condensed interim consolidated financial statements and includes certain corporate overhead allocations.

1.	Financial information relating to reportable operating segments:

	Six months ended June 30, 2025
	Commercial	Defense	Peru	Total

Revenues	$133,277	$43,004	$20,726	$197,007
Cost of Revenues	95,933	30,094	10,655	136,682
Gross profit	37,344	12,910	10,071	60,325

Research and development expenses, net	17,032	6,898	-	23,930
Selling and marketing expenses	10,420	5,076	971	16,467
General and administrative expenses	6,630	3,360	3,037	13,027
Other operating expenses (income), net	5,014	1,884	(2,934)	3,964

Operating income (loss)	(1,752)	(4,308)	8,997	2,937
Financial expenses, net				(2,186)
Income before taxes on income				751
Taxes on income				3,083
Net income				$3,834

Depreciation and amortization expenses	$7,742	$1,363	$837	$9,942

	Six months ended June 30, 2024
	Commercial	Defense	Peru	Total

Revenues	$84,593	$37,404	$30,712	$152,709
Cost of Revenues	46,309	27,384	24,389	98,082
Gross profit	38,284	10,020	6,323	54,627

Research and development expenses, net	15,067	3,480	-	18,547
Selling and marketing expenses	9,632	3,548	929	14,109
General and administrative expenses	3,954	6,795	3,765	14,514
Other operating expenses (income), net	1,587	(2,312)	-	(725)

Operating income (loss)	8,044	(1,491)	1,629	8,182
Financial income, net				779
Income before taxes on income				8,961
Taxes on income				(2,695)
Net income				$6,266

Depreciation and amortization expenses	$3,565	$2,671	$1,097	$7,333

*)
During the six months ended June 30, 2025 and June 30, 2024, the Company recognized revenues from construction performance obligations in the amount of $1,396 and $11,059, respectively, which are presented under Peru operating segment.

d.	Geographic information: Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Six months ended
	June 30,
	2025	2024

United States	$135,936	$61,672
Peru	20,726	30,740
Israel	1,524	8,000
Others	38,821	52,297

	$197,007	$152,709

e.	The table below represents the revenues from major customers and their operating segments:

	Six months ended June 30,
	2025	2024

Customer A - Commercial	46%	*)
Customer B - Peru	*)	17%
Customer C - Commercial	*)	13%

*) Less than 10%

Customer A is located in the U.S., Customer B is located in Peru and Customer C is located in the European Union.